Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short Term Borrowings [Abstract]
Schedule Of Short Term Debt [Table Text Block]
The detail of these borrowings for the years 2015, 2014 and 2013 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2015
Average balance	$705,054	$370,097	$733,189	$164,951
Year-end balance	464,166	338,133	566,019	137,861
Maximum month-end outstanding	1,228,125	524,191	866,005	339,468
Average rate for the year	0.26%	0.06%	2.18%	0.67%
Average rate at year-end	0.50	0.09	2.41	0.82
2014
Average balance	$1,101,910	$447,801	$633,867	$531,984
Year-end balance	1,037,052	562,214	594,314	157,218
Maximum month-end outstanding	1,247,295	562,214	718,767	1,829,141
Average rate for the year	0.25%	0.08%	2.43%	0.30%
Average rate at year-end	0.25	0.06	2.60	0.56
2013
Average balance	$1,263,792	$487,923	$665,095	$299,288
Year-end balance	1,042,633	442,789	368,348	181,146
Maximum month-end outstanding	1,429,319	618,643	895,844	1,057,412
Average rate for the year	0.25%	0.14%	2.05%	0.27%
Average rate at year-end	0.25	0.10	2.46	0.43